Share-Based Payments - Narrative (Details) kr / shares in Units, $ in Millions		1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 12, 2025 DKK (kr) kr / shares shares	Mar. 15, 2025 program	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses | $			$ 58	$ 51
Number of shares acquired (in shares)			2,200,000	2,011,853
Percentage of share capital repurchased					3.00%	3.30%
Acquisition of treasury shares | $			$ 430	$ 560	$ 560
Number of shares authorized for repurchase (in shares)			3,763,698
Treasury shares outstanding (in shares)			2,651,727
Number of share buy back programs | program		2
Share capital	kr 2,076,853		$ 0
Number of treasury shares cancelled	2,076,853
Par value per share | kr / shares	kr 1
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share repurchase, percentage of share capital authorized	10.00%
Share repurchase, percentage of purchase price deviation	10.00%